Defined Benefit Liabilities (Assets) - Principal Actuarial Assumptions (Detail)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	2.35%	1.83%
Expected rate of salary increase	2.00%	2.04%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	3.29%	3.14%
Expected rate of salary increase	5.29%	6.00%